Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Alamos Gold, Inc. [Member]
Total	$ 8,000	$ 1,370	$ 7,260		$ 1,330	$ 17,960
Alamos Gold, Inc. [Member] | CANADA | Municipality of Matachewan [Member]
Total	670					670
Alamos Gold, Inc. [Member] | CANADA | Matachewan First Nation [Member]
Total			2,030			2,030
Alamos Gold, Inc. [Member] | CANADA | Temagami First Nation [Member]
Total			620			620
Alamos Gold, Inc. [Member] | CANADA | Municipality of Dubreuilville [Member]
Total	200		30			230
Alamos Gold, Inc. [Member] | CANADA | Batchewana First Nation [Member]
Total			1,430			1,430
Alamos Gold, Inc. [Member] | CANADA | Michipicoten First Nation [Member]
Total			380			380
Alamos Gold, Inc. [Member] | CANADA | Marcel Colomb First Nation [Member]
Total			1,720			1,720
Alamos Gold, Inc. [Member] | MEXICO | Federal Government of Mexico [Member]
Total	7,100	1,370	1,050			9,520
Alamos Gold, Inc. [Member] | MEXICO | Municipality of Sahuaripa [Member]
Total	30				$ 1,330	1,360
Argonaut Gold, Inc. [Member]
Total	4,800	1,650	2,600	$ 2,320		11,370
Argonaut Gold, Inc. [Member] | CANADA | Batchewana First Nation [Member]
Total			10	110		120
Argonaut Gold, Inc. [Member] | CANADA | Michipicoten First Nation [Member]
Total			140	2,020		2,160
Argonaut Gold, Inc. [Member] | CANADA | Missanabie Cree First Nation [Member]
Total			100			100
Argonaut Gold, Inc. [Member] | CANADA | Métis Nation of Ontario [Member]
Total			60	$ 190		250
Argonaut Gold, Inc. [Member] | MEXICO | Federal Government of Mexico [Member]
Total	3,060	$ 1,650	1,980			6,690
Argonaut Gold, Inc. [Member] | UNITED STATES | Federal Government of the United States of America [Member]
Total	430		100			530
Argonaut Gold, Inc. [Member] | UNITED STATES | State of Nevada [Member]
Total	$ 1,310		210			1,520
Orford Mining Corporation [Member]
Total			370			370
Orford Mining Corporation [Member] | CANADA | Gouvernement du Québec - Ministère des Ressources naturelles et des Forêts [Member]
Total			180			180
Orford Mining Corporation [Member] | CANADA | Gouvernement du Québec - Energie et Ressources Naturelles Quebec [Member]
Total			$ 190			$ 190